ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE	10. ACCOUNTS PAYABLE Accounts payable consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Accounts payable	$875,063	$-